Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
LONG-TERM DEBT
LONG-TERM DEBT
The Company carries its long-term debt at face value, net of applicable discounts. Long-term debt consisted of the following:

	December 31,
	2014	2013
	(In thousands)
2.25% Convertible Senior Notes due 2036 (principal of $0 and $182,753 at December 31, 2014 and 2013, respectively)	$—	$160,334
3.00% Convertible Senior Notes due 2020 (principal of $0 and $115,000 at December 31, 2014 and 2013, respectively)	—	84,305
5.00% Senior Notes (principal of $550,000 at December 31, 2014)	540,100	—
Real Estate Credit Facility	58,003	67,719
Acquisition Line	69,713	60,000
Other real estate related and long-term debt	358,271	280,230
Capital lease obligations related to real estate, maturing in varying amounts through June 2034 with a weighted average interest rate of 9.5%	55,380	46,490
	1,081,467	699,078
Less current maturities of real estate credit facility and other long-term debt	72,630	35,389
	$1,008,837	$663,689

Included in current maturities of long-term debt and short-term financing in the Company’s Consolidated Balance Sheets for the years ended December 31, 2014 and 2013 was zero and $0.8 million, respectively, of short-term financing that was due within one year.
2.25% Convertible Senior Notes
On September 2, 2014, holders of $182.5 million in aggregate amount of the Company’s then outstanding 2.25% Convertible Senior Notes due 2036 (“2.25% Notes”) elected to convert their 2.25% Notes. The Company redeemed the remaining outstanding 2.25% Notes. The settlement for the conversion and the redemption of the 2.25% Notes occurred on September 4, 2014. Consideration paid for the conversion and redemption of the 2.25% Notes was $237.5 million, including $182.8 million in cash and 701,795 shares of the Company’s common stock, which was recognized as a decrease to treasury stock. In conjunction with the conversion and redemption of the 2.25% Notes, the Company received 421,309 shares of its common stock in net settlement of the purchased ten-year call options on its common stock (“2.25% Purchased Options”) and 2.25% Warrants, which was recognized as an increase to treasury stock. As a result of the conversion and redemption of the 2.25% Notes, the Company recognized a loss of $16.9 million based on the difference in the carrying value and the fair value of the liability component immediately prior to the conversion and redemption.
For the years ended December 31, 2014, 2013, and 2012, the contractual interest expense and the discount amortization relative to the 2.25% Notes, which is recorded as other interest expense in the accompanying Consolidated Statements of Operations, were as follows:

	Year Ended December 31,
	2014	2013	2012
	(dollars in thousands)
Year-to-date contractual interest expense	$1,875	$4,112	$4,112
Year-to-date discount amortization(1)	$5,366	$7,530	$6,948
Effective interest rate of liability component	7.7%	7.7%	7.7%
(1) Represents the incremental impact of the accounting for convertible debt as primarily codified in ASC 470, Debt.
The Company determined the discount using the estimated effective interest rate for similar debt with no convertible features. The original effective interest rate of 7.50% was estimated by comparing debt issuances from companies with similar credit ratings during the same annual period as the Company. The effective interest rate differs from the 7.50% due to the impact of underwriter fees associated with this issuance that were capitalized as an additional discount and were being amortized to interest expense through 2016. These costs were written off as part of the conversion and redemption of the 2.25% Notes.
3.00% Convertible Senior Notes
On June 25, 2014, the Company repurchased $92.5 million of the $115.0 million principal outstanding of its 3.00% Convertible Senior Notes due 2020 (“3.00% Notes”) in a tender offer, leaving an outstanding balance of $22.6 million as of June 30, 2014. Consideration paid for this repurchase was $210.4 million. In conjunction with the repurchase, the Company recognized a loss of $23.6 million, based on the difference in the carrying value and the fair value of the liability component immediately prior to the purchase. Subsequent to June 30, 2014, the Company settled the purchased ten-year call options on its common stock (“3.00% Purchased Options”) and 3.00% Warrants in the same proportion as the 3.00% Notes repurchased on June 25, 2014 and received $26.4 million in cash as a result, which was recognized as an increase to additional paid in capital.
In September 2014, the Company repurchased the remaining outstanding $22.6 million of the 3.00% Notes. Total consideration paid for the repurchase was $49.5 million in cash. In conjunction with the repurchase, the Company recognized a loss of $5.9 million, based on the difference in the carrying value and the fair value of the liability component immediately prior to the repurchase. Also, in September 2014, the Company settled the remaining 3.00% Purchased Options and 3.00% Warrants in conjunction with the repurchase and received $6.2 million in cash, which was recognized as an increase to additional paid in capital.
For the years ended December 31, 2014, 2013 and 2012, the contractual interest expense and the discount amortization, which is recorded as interest expense in the accompanying Consolidated Statements of Operations, were as follows:

	Year Ended December 31,
	2014	2013	2012
	(dollars in thousands)
Year-to-date contractual interest expense	$1,839	$3,450	$3,450
Year-to-date discount amortization(1)	$1,810	$3,251	$2,966
Effective interest rate of liability component	8.6%	8.6%	8.6%
(1) Represents the incremental impact of the accounting for convertible debt as primarily codified in ASC 470, Debt.
The Company determined the discount using the estimated effective interest rate for similar debt with no convertible features. The original effective interest rate of 8.25% was estimated by receiving a range of quotes from the underwriters for the estimated rate that the Company could reasonably expect to issue non-convertible debt for the same tenure. The effective interest rate differs from the 8.25% due to the impact of underwriter fees associated with this issuance that were capitalized as an additional discount and were being amortized to interest expense through 2020. These costs were written off as part of the extinguishment of the 3.00% Notes.
5.00% Senior Notes
On June 2, 2014, the Company issued $350.0 million aggregate principal amount of its 5.00% Senior Notes (“5.00% Notes”) due 2022. Subsequently, on September 9, 2014, the Company issued an additional $200.0 million of 5.00% Notes at a discount of 1.5% from face value. The 5.00% Notes will mature on June 1, 2022 and pay interest semiannually, in arrears, in cash on each June 1 and December 1, beginning December 1, 2014. Using proceeds of certain equity offerings, the Company may redeem up to 35.0% of the 5.00% Notes prior to June 1, 2017, subject to certain conditions, at a redemption price equal to 105% of principal amount of the 5.00% Notes plus accrued and unpaid interest. Otherwise, the Company may redeem some or all of the 5.00% Notes prior to June 1, 2017 at a redemption price equal to 100% of the principal amount of the 5.00% Notes redeemed, plus an applicable premium, and plus accrued and unpaid interest. On or after June 1, 2017, the Company may redeem some or all of the 5.00% Notes at specified prices, plus accrued and unpaid interest. The Company may be required to purchase the 5.00% Notes if it sells certain assets or triggers the change in control provisions defined in the 5.00% Notes indenture. The 5.00% Notes are senior unsecured obligations and rank equal in right of payment to all of the Company’s existing and future senior unsecured debt and senior in right of payment to all of its future subordinated debt. The 5.00% Notes are guaranteed by substantially all of the Company’s U.S. subsidiaries. The U.S. subsidiary guarantees rank equally in the right of payment to all of the Company’s U.S. subsidiary guarantor’s existing and future subordinated debt. In addition, the 5.00% Notes are structurally subordinated to the liabilities of its non-guarantor subsidiaries.
In connection with the issuance of the 5.00% Notes, the Company entered into registration rights agreements (the “Registration Rights Agreements”) with the initial purchasers. Pursuant to the Registration Rights Agreements, the Company has agreed to file a registration statement with the Securities and Exchange Commission, so that holders of the 5.00% Notes can exchange the 5.00% Notes for registered 5.00% Notes that have substantially identical terms as the 5.00% Notes. The Company has also agreed to use commercially reasonable efforts to cause the exchange to be completed by June 2, 2015. On November 21, 2014, the Company filed a Registration Statement on Form S-4 with the Securities and Exchange Commission in connection with its obligations described herein, but as of the date of this report, such Registration Statement has not yet been declared effective. The Company will be required to pay additional interest of up to 1.00% on the 5.00% Notes if it fails to comply with its obligations to register the 5.00% Notes within the specified time period.
Underwriters’ fees and the discount relative to the $550.0 million totaled $10.4 million, which were recorded as a reduction of the 5.00% Notes principal balance and are being amortized over a period of eight years. The 5.00% Notes are presented net of unamortized underwriter fees and discount of $9.9 million as of December 31, 2014. At the time of issuance of the 5.00% Notes, the Company capitalized $2.4 million of debt issuance costs, which are included in Other Assets on the accompanying Consolidated Balance Sheet and amortized over a period of eight years. Unamortized debt issuance costs as of December 31, 2014 totaled $2.3 million.
Real Estate Credit Facility
Group 1 Realty, Inc., a wholly-owned subsidiary of the Company, is party to a real estate credit facility with Bank of America, N.A. and Comerica Bank (the “Real Estate Credit Facility”) providing the right for up to $99.1 million of term loans, of which $74.1 million had been used as of December 31, 2014. The term loans can be expanded provided that (a) no default or event of default exists under the Real Estate Credit Facility; (b) the Company obtains commitments from the lenders who would qualify as assignees for such increased amounts; and (c) certain other agreed upon terms and conditions have been satisfied. This facility is guaranteed by the Company and substantially all of the existing and future domestic subsidiaries of the Company and is secured by the real property owned by the Company that is mortgaged under the Real Estate Credit Facility. The Company capitalized $1.1 million of debt issuance costs related to the Real Estate Credit Facility that are being amortized over the term of the facility, $0.3 million of which were still unamortized as of December 31, 2014.
The interest rate is equal to (a) the per annum rate equal to one-month LIBOR plus 2.00% per annum, determined on the first day of each month; or (b) 0.95% per annum in excess of the higher of (i) the Bank of America prime rate (adjusted daily on the day specified in the public announcement of such price rate), (ii) the Federal Funds Rate adjusted daily, plus 0.50% or (iii) the per annum rate equal to the one-month LIBOR plus 1.05% per annum. The Federal Funds Rate is the weighted average of the rates on overnight Federal funds transactions with members of the Federal Reserve System arranged by Federal funds brokers on such day, as published by the Federal Reserve Bank of New York on the business day succeeding such day.
The Company is required to make quarterly principal payments equal to 1.25% of the principal amount outstanding and is required to repay the aggregate amount outstanding on the maturity dates of the individual property borrowings, ranging from December 29, 2015 through February 27, 2017. During the year ended December 31, 2014, the Company made additional borrowings of $0.2 million and made principal payments of $9.9 million on outstanding borrowings from the Real Estate Credit Facility. As of December 31, 2014, borrowings outstanding under the Real Estate Credit Facility totaled $58.0 million, with $30.9 million recorded as a current maturity of long-term debt in the accompanying Consolidated Balance Sheet.
The Real Estate Credit Facility also contains usual and customary provisions limiting the Company’s ability to engage in certain transactions, including limitations on the Company’s ability to incur additional debt, additional liens, make investments, and pay distributions to its stockholders. In addition, the Real Estate Credit Facility requires certain financial covenants that are identical to those contained in the Company’s Revolving Credit Facility. As of December 31, 2014, the Company was in compliance with all applicable covenants and ratios under the Real Estate Credit Facility.
Acquisition Line
On June 20, 2013 we amended our Revolving Credit Facility principally to increase the total borrowing capacity from $1.35 billion to $1.7 billion and to extend the term from an expiration date of June 1, 2016 to June 20, 2018. This arrangement provides a maximum of $320.0 million and a minimum of $100.0 million for working capital and general corporate purposes, including acquisitions. See Note 11, “Credit Facilities,” for further discussion on the Company’s Revolving Credit Facility and Acquisition Line.
Other Real Estate Related and Long-Term Debt
The Company, as well as certain of its wholly-owned subsidiaries, has entered into separate term mortgage loans in the U.S. with four of its manufacturer-affiliated finance partners - Toyota Motor Credit Corporation (“TMCC”), Mercedes-Benz Financial Services USA, LLC (“MBFS”), BMW Financial Services NA, LLC (“BMWFS”) and FMCC, as well as several third-party financial institutions (collectively, “Real Estate Notes”). The Real Estate Notes are on specific buildings and/or properties and are guaranteed by the Company. Each loan was made in connection with, and is secured by mortgage liens on, the real property owned by the Company that is mortgaged under the Real Estate Notes. The Real Estate Notes bear interest at fixed rates between 3.00% and 9.00%, and at variable indexed rates plus a spread between 1.50% and 2.55% per annum. The Company capitalized $1.3 million of related debt issuance costs related to the Real Estate Notes that are being amortized over the terms of the notes, $0.5 million of which were still unamortized as of December 31, 2014.
The loan agreements with TMCC consist of eight term loans. As of December 31, 2014, $49.9 million was outstanding under the TMCC term loans with $5.1 million classified as a current maturity of long-term debt as compared to $51.6 million outstanding with $7.0 million classified as current as of December 31, 2013. During 2014, the Company made no additional borrowings and made principal payments of $1.7 million. These loans will mature by November 2021 and provide for monthly payments based on a 20-year amortization schedule. These eight loans are cross-collateralized and cross-defaulted with each other and are cross-defaulted with the Revolving Credit Facility.
The loan agreements with MBFS consist of two term loans. As of December 31, 2014, $27.4 million was outstanding under the MBFS term loans with $7.6 million classified as a current maturity of long-term debt as compared to $45.5 million outstanding under the MBFS term loans with $1.7 million classified as current as of December 31, 2013. During 2014, the Company made no additional borrowings and made principal payments of $18.1 million. The agreements provide for monthly payments based on a 20-year amortization schedule and will mature by January 2031. These two loans are cross-collateralized and cross-defaulted with each other and are also cross-defaulted with the Revolving Credit Facility.
The loan agreements with BMWFS consist of 14 term loans. As of December 31, 2014, $66.0 million was outstanding under the BMWFS term loans with $4.5 million classified as a current maturity of long-term debt as compared to $70.1 million outstanding with $4.1 million classified as current as of December 31, 2013. During 2014, the Company made no additional borrowings and made principal payments of $4.2 million. The agreements provide for monthly payments based on a 15-year amortization schedule and will mature by October 2021. In the case of three properties owned by subsidiaries, the applicable loan is also guaranteed by the subsidiary real property owner. These 14 loans are cross-collateralized with each other. In addition, they are cross-defaulted with each other, the Revolving Credit Facility, and certain dealership franchising agreements with BMW of North America, LLC.
The loan agreements with FMCC consist of four term loans. As of December 31, 2014, $35.1 million was outstanding under the FMCC term loans, with $1.4 million classified as a current maturity of long-term debt as compared to $5.4 million outstanding with $0.2 million classified as current as of December 31, 2013. For the year ended December 31, 2014, the Company made additional borrowings and principal payments of $30.4 million and $0.7 million, respectively. The agreements provide for monthly payments based on a 20-year amortization schedule that will mature by December 2024. These four loans are cross-defaulted with the Revolving Credit Facility.
In addition, agreements with third-party financial institutions consist of 19 term loans for an aggregate principal amount of $127.2 million, to finance real estate associated with the Company’s dealerships. The loans are being repaid in monthly installments that will mature by November 2022. As of December 31, 2014, borrowings under these notes totaled $115.2 million, with $6.5 million classified as a current maturity of long-term debt as compared to $69.8 million outstanding with $3.8 million classified as current as of December 31, 2013. During 2014, the Company made additional borrowings and principal payments of $55.3 million and $4.5 million, respectively. These 19 loans are cross-defaulted with the Revolving Credit Facility.
The Company has also entered into separate term mortgage loans in the U.K. with other third-party financial institutions which are secured by the Company’s U.K. properties. These mortgage loans (collectively, “Foreign Notes”) are being repaid in monthly installments that mature by September 2034. As of December 31, 2014, borrowings under the Foreign Notes totaled $45.3 million, with $5.0 million classified as a current maturity of long-term debt as compared to $37.7 million outstanding with $10.4 million classified as current as of December 31, 2013. During 2014, the Company made additional borrowings and principal payments of $20.0 million and $4.0 million, respectively.
During the year ended December 31, 2014, the Company entered into working capital loan agreements with third-party financial institutions in Brazil for R$38.0 million. The proceeds were used to partially pay off manufacturer-affiliated floorplan borrowings. These loans will mature by February 2017. As of December 31, 2014, borrowings under the Brazilian third-party loans totaled $14.6 million, with $6.4 million classified as a current maturity of long-term debt.
Fair Value of Long-Term Debt
The Company’s outstanding 5.00% Notes had a fair value of $534.9 million as of December 31, 2014. Of the $358.3 million and $280.2 million of other real estate related and long-term debt as of December 31, 2014 and December 31, 2013, respectively, $158.1 million and $164.1 million represented fixed interest rate borrowings. The fair value of such fixed interest rate borrowings was $186.4 million and $190.0 million as of December 31, 2014 and December 31, 2013, respectively. The fair value estimates are based on Level 2 inputs of the fair value hierarchy available as of December 31, 2014 and December 31, 2013. The Company determined the estimated fair value of its long-term debt using available market information and commonly accepted valuation methodologies. Considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that the Company, or holders of the instruments, could realize in a current market exchange. The use of different assumptions and/or estimation methodologies could have a material effect on estimated fair values. The carrying value of the Company’s variable rate debt approximates fair value due to the short-term nature of the interest rates.
All Long-Term Debt
Total interest expense on the 3.00% Notes, 2.25% Notes, and 5.00% Notes for the years ended December 31, 2014, 2013 and 2012 was $17.0 million, $7.6 million and $7.6 million, excluding amortization cost of $8.0 million, $11.1 million, and $10.2 million, respectively.
Total interest expense on the Real Estate Credit Facility, real estate related debt, and Acquisition Line for the years ended December 31, 2014, 2013 and 2012, was $15.3 million, $13.1 million and $12.7 million excluding amortization cost of $0.3 million, $0.5 million and $0.5 million, respectively. Also excluded is the impact of the interest rate derivative instruments related to the Real Estate Credit Facility of $1.5 million, $1.2 million, and $1.2 million for the years ended December 31, 2014, 2013, and 2012 respectively.
In addition, the Company incurred $7.5 million, $5.5 million and $5.3 million of total interest expense related to capital leases and various other notes payable, net of interest income, for the years ended December 31, 2014, 2013, and 2012, respectively.
The Company capitalized $0.7 million, $0.8 million, and $0.7 million of interest on construction projects in 2014, 2013 and 2012, respectively. The aggregate annual maturities of long-term debt for the next five years are as follows:

Total
(In thousands)
Year Ended December 31,
2015	$72,629
2016	57,914
2017	75,791
2018	116,878
2019	72,723
Thereafter	685,532
Total	$1,081,467